Warner Bros. License Agreement (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Warner Bros. License Agreement 1	200,000
Warner Bros. License Agreement 2	$ 6.60
Warner Bros. License Agreement 3	$ 13.20
Warner Bros. License Agreement 4	676,462
Warner Bros. License Agreement 5	1.89%
Warner Bros. License Agreement 6	60.00%
Warner Bros. License Agreement 7	5
Warner Bros. License Agreement 8	0.00%
Warner Bros. License Agreement 9	150,000
Warner Bros. License Agreement 10	$ 75,000